Portfolio of Investments
Columbia Select Large Cap Growth Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Communication Services 10.9%
Entertainment 6.0%
Activision Blizzard, Inc.	2,019,873	95,338,006
Walt Disney Co. (The)	398,374	55,628,945
Total		150,966,951
Interactive Media & Services 4.9%
Facebook, Inc., Class A(a)	628,992	121,395,456
Total Communication Services		272,362,407
Consumer Discretionary 20.3%
Diversified Consumer Services 3.4%
New Oriental Education & Technology Group, Inc., ADR(a)	872,837	84,298,598
Internet & Direct Marketing Retail 13.2%
Alibaba Group Holding Ltd., ADR(a)	664,123	112,535,642
Amazon.com, Inc.(a)	65,952	124,888,686
Booking Holdings, Inc.(a)	48,966	91,797,050
Total		329,221,378
Textiles, Apparel & Luxury Goods 3.7%
Nike, Inc., Class B	1,095,795	91,991,990
Total Consumer Discretionary		505,511,966
Energy 2.3%
Oil, Gas & Consumable Fuels 2.3%
Pioneer Natural Resources Co.	381,190	58,649,894
Total Energy		58,649,894
Financials 6.0%
Capital Markets 6.0%
Charles Schwab Corp. (The)	1,464,906	58,874,572
MSCI, Inc.	375,514	89,668,988
Total		148,543,560
Total Financials		148,543,560
Health Care 25.1%
Biotechnology 10.2%
Alexion Pharmaceuticals, Inc.(a)	780,955	102,289,486
Exact Sciences Corp.(a)	862,157	101,769,012
Sarepta Therapeutics, Inc.(a)	332,878	50,580,812
Total		254,639,310
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 7.7%
Align Technology, Inc.(a)	199,746	54,670,480
Edwards Lifesciences Corp.(a)	331,756	61,288,603
IDEXX Laboratories, Inc.(a)	271,969	74,881,225
Total		190,840,308
Health Care Providers & Services 3.3%
UnitedHealth Group, Inc.	337,339	82,314,089
Life Sciences Tools & Services 3.2%
Illumina, Inc.(a)	218,484	80,434,885
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co.	361,770	16,406,270
Total Health Care		624,634,862
Information Technology 31.2%
Electronic Equipment, Instruments & Components 1.7%
Cognex Corp.	899,431	43,154,699
IT Services 8.4%
PayPal Holdings, Inc.(a)	752,069	86,081,818
Square, Inc., Class A(a)	365,089	26,479,905
Visa, Inc., Class A	558,278	96,889,147
Total		209,450,870
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials, Inc.	1,846,645	82,932,827
NVIDIA Corp.	500,942	82,269,705
Total		165,202,532
Software 14.5%
Adobe, Inc.(a)	318,213	93,761,460
Salesforce.com, Inc.(a)	642,674	97,512,926
ServiceNow, Inc.(a)	345,098	94,753,558
Splunk, Inc.(a)	585,959	73,684,344
Total		359,712,288
Total Information Technology		777,520,389
Total Common Stocks (Cost $1,161,848,989)		2,387,223,078

Columbia Select Large Cap Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, June 30, 2019 (Unaudited)
Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	41,442,320	41,438,176
Total Money Market Funds (Cost $41,438,176)		41,438,176
Total Investments in Securities (Cost: $1,203,287,165)		2,428,661,254
Other Assets & Liabilities, Net		61,980,285
Net Assets		2,490,641,539
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	17,479,387	352,631,740	(328,668,807)	41,442,320	1,353	—	374,612	41,438,176
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
2	Columbia Select Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	272,362,407	—	—	—	272,362,407
Consumer Discretionary	505,511,966	—	—	—	505,511,966
Energy	58,649,894	—	—	—	58,649,894
Financials	148,543,560	—	—	—	148,543,560
Health Care	624,634,862	—	—	—	624,634,862
Information Technology	777,520,389	—	—	—	777,520,389
Total Common Stocks	2,387,223,078	—	—	—	2,387,223,078
Money Market Funds	—	—	—	41,438,176	41,438,176
Total Investments in Securities	2,387,223,078	—	—	41,438,176	2,428,661,254
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Select Large Cap Growth Fund | Quarterly Report 2019	3

Portfolio of Investments
Columbia Pacific/Asia Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 10.5%
Ansell Ltd.	117,079	2,210,681
Computershare Ltd.	221,809	2,529,671
CSL Ltd.	25,030	3,790,140
Macquarie Group Ltd.	37,408	3,299,614
Newcrest Mining Ltd.	137,476	3,088,567
Vicinity Centres	988,698	1,702,255
Total		16,620,928
China 18.3%
Alibaba Group Holding Ltd., ADR(a)	38,902	6,591,944
BeiGene Ltd., ADR(a)	4,717	584,672
China Construction Bank Corp., Class H	2,970,000	2,560,152
Foshan Haitian Flavouring & Food Co., Ltd., Class A	105,482	1,615,917
Guangdong Investment Ltd.	995,000	1,967,317
Kweichow Moutai Co., Ltd., Class A	11,372	1,633,288
NetEase, Inc., ADR	4,665	1,193,167
New Oriental Education & Technology Group, Inc., ADR(a)	17,552	1,695,172
Ping An Insurance Group Co. of China Ltd., Class H	361,800	4,350,600
Tencent Holdings Ltd.	146,300	6,618,527
Total		28,810,756
Hong Kong 8.1%
AIA Group Ltd.	392,000	4,233,170
BOC Hong Kong Holdings Ltd.	667,000	2,626,078
Hong Kong Exchanges and Clearing Ltd.	60,100	2,123,939
Link REIT (The)	305,000	3,753,151
Total		12,736,338
India 6.2%
Eicher Motors Ltd.	5,489	1,521,149
HDFC Bank Ltd., ADR	28,588	3,717,584
Indraprastha Gas Ltd.	282,139	1,285,695
Petronet LNG Ltd.	415,849	1,476,480
Tata Consultancy Services Ltd.	57,457	1,854,106
Total		9,855,014
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 3.0%
PT Ace Hardware Indonesia Tbk	9,422,300	1,207,283
PT Bank Rakyat Indonesia Persero Tbk	11,153,200	3,443,273
Total		4,650,556
Japan 36.4%
Amano Corp.	41,400	1,145,749
Asahi Intecc Co., Ltd.	32,400	800,899
Benefit One, Inc.	36,100	624,670
BrainPad, Inc.(a)	7,200	429,495
Comture Corp.	17,400	621,469
Dai-ichi Life Holdings, Inc.	138,600	2,096,983
Daiichi Sankyo Co., Ltd.	29,900	1,568,121
Daikin Industries Ltd.	17,700	2,317,619
Digital Arts, Inc.	5,600	495,395
Elecom Co., Ltd.	44,700	1,518,251
Hoya Corp.	30,600	2,351,740
ITOCHU Corp.	89,100	1,706,891
JustSystems Corp.	20,500	667,056
Kao Corp.	34,500	2,632,501
Katitas Co., Ltd.	21,800	812,183
Keyence Corp.	4,000	2,466,890
Kinden Corp.	72,400	1,111,237
Kirin Holdings Co., Ltd.	81,700	1,764,108
Koito Manufacturing Co., Ltd.	28,300	1,514,517
Lasertec Corp.	24,300	963,734
Maeda Kosen Co., Ltd.	41,700	766,257
Milbon Co., Ltd.	14,000	679,421
Mitsubishi Corp.	80,900	2,137,813
Mitsubishi UFJ Financial Group, Inc.	130,400	621,092
Nakanishi, Inc.	31,300	575,550
Nidec Corp.	12,100	1,661,754
Nihon M&A Center, Inc.	36,900	888,847
Nintendo Co., Ltd.	4,700	1,724,424
Nippon Telegraph & Telephone Corp.	56,300	2,623,000
Obic Co., Ltd.	7,500	852,339
ORIX Corp.	106,390	1,589,987
ORIX JREIT, Inc.	518	945,124
Columbia Pacific/Asia Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PeptiDream, Inc.(a)	19,600	1,006,695
Recruit Holdings Co., Ltd.	54,900	1,838,156
Shimano, Inc.	5,200	774,854
Shoei Co., Ltd.	14,600	582,067
SoftBank Group Corp.	32,200	1,550,924
Sony Corp.	33,100	1,739,404
Takeda Pharmaceutical Co., Ltd.	49,600	1,764,413
Takuma Co., Ltd.	145,800	1,814,940
Toyota Motor Corp.	37,000	2,296,362
Unicharm Corp.	29,400	886,368
ValueCommerce Co., Ltd.	25,300	582,075
Total		57,511,374
Philippines 1.0%
Ayala Land, Inc.	1,650,900	1,637,842
Singapore 4.2%
DBS Group Holdings Ltd.	219,400	4,214,687
Mapletree Commercial Trust	1,557,870	2,407,240
Total		6,621,927
South Korea 4.1%
Samsung Electronics Co., Ltd.	157,654	6,419,725
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	125,933	4,932,796
Thailand 0.9%
Tisco Financial Group PCL, Foreign Registered Shares	467,000	1,424,436
United Kingdom 2.2%
Rio Tinto PLC, ADR	55,705	3,472,650
Total Common Stocks (Cost $101,825,342)		154,694,342

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	3,017,236	3,016,934
Total Money Market Funds (Cost $3,016,934)		3,016,934
Total Investments in Securities (Cost $104,842,276)		157,711,276
Other Assets & Liabilities, Net		230,220
Net Assets		$157,941,496

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,317,000 AUD	2,312,403 USD	Morgan Stanley	07/31/2019	—	(18,767)
17,698,085,000 IDR	1,232,955 USD	Morgan Stanley	07/31/2019	—	(15,645)
215,859,000 JPY	2,000,423 USD	Morgan Stanley	07/31/2019	—	(6,347)
2,732,000 SGD	2,001,174 USD	Morgan Stanley	07/31/2019	—	(19,183)
3,060,125 USD	3,608,239,000 KRW	Morgan Stanley	07/31/2019	60,659	—
1,227,368 USD	38,403,000 THB	Morgan Stanley	07/31/2019	25,778	—
3,540,375 USD	110,794,000 TWD	Morgan Stanley	07/31/2019	41,776	—
Total				128,213	(59,942)
2	Columbia Pacific/Asia Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	3,513,234	10,583,966	(11,079,964)	3,017,236	(2)	—	25,221	3,016,934
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Pacific/Asia Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	16,620,928	—	—	16,620,928
China	10,064,955	18,745,801	—	—	28,810,756
Hong Kong	—	12,736,338	—	—	12,736,338
India	3,717,584	6,137,430	—	—	9,855,014
Indonesia	—	4,650,556	—	—	4,650,556
Japan	—	57,511,374	—	—	57,511,374
Philippines	—	1,637,842	—	—	1,637,842
Singapore	—	6,621,927	—	—	6,621,927
South Korea	—	6,419,725	—	—	6,419,725
Taiwan	4,932,796	—	—	—	4,932,796
Thailand	—	1,424,436	—	—	1,424,436
United Kingdom	3,472,650	—	—	—	3,472,650
Total Common Stocks	22,187,985	132,506,357	—	—	154,694,342
Money Market Funds	—	—	—	3,016,934	3,016,934
Total Investments in Securities	22,187,985	132,506,357	—	3,016,934	157,711,276
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	128,213	—	—	128,213
Liability
Forward Foreign Currency Exchange Contracts	—	(59,942)	—	—	(59,942)
Total	22,187,985	132,574,628	—	3,016,934	157,779,547
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
4	Columbia Pacific/Asia Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Pacific/Asia Fund | Quarterly Report 2019	5

Portfolio of Investments
Multi-Manager Growth Strategies Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 10.4%
Entertainment 2.3%
Activision Blizzard, Inc.	565,220	26,678,384
Live Nation Entertainment, Inc.(a)	690	45,712
Netflix, Inc.(a)	10,631	3,904,979
Walt Disney Co. (The)	124,600	17,399,144
Total		48,028,219
Interactive Media & Services 8.0%
Alphabet, Inc., Class A(a)	29,918	32,395,211
Alphabet, Inc., Class C(a)	30,141	32,579,708
Facebook, Inc., Class A(a)	554,228	106,966,004
Match Group, Inc.	1,010	67,943
TripAdvisor, Inc.(a)	2,170	100,449
Twitter, Inc.(a)	35,660	1,244,534
Total		173,353,849
Media 0.1%
Cable One, Inc.	535	626,480
New York Times Co. (The), Class A	16,370	533,989
Sinclair Broadcast Group, Inc., Class A	21,000	1,126,230
Total		2,286,699
Total Communication Services		223,668,767
Consumer Discretionary 18.8%
Distributors 0.1%
Pool Corp.	11,043	2,109,213
Diversified Consumer Services 1.2%
Grand Canyon Education, Inc.(a)	2,645	309,518
H&R Block, Inc.	19,845	581,458
New Oriental Education & Technology Group, Inc., ADR(a)	273,024	26,368,658
Total		27,259,634
Hotels, Restaurants & Leisure 3.6%
Chipotle Mexican Grill, Inc.(a)	766	561,386
Choice Hotels International, Inc.	4,585	398,941
Domino’s Pizza, Inc.	3,362	935,577
Dunkin’ Brands Group, Inc.	14,880	1,185,341
Hilton Worldwide Holdings, Inc.	19,710	1,926,455
Las Vegas Sands Corp.	3,630	214,497
Common Stocks (continued)
Issuer	Shares	Value ($)
McDonald’s Corp.	9,350	1,941,621
Planet Fitness, Inc., Class A(a)	14,710	1,065,592
Starbucks Corp.	401,573	33,663,865
Wyndham Destinations, Inc.	6,450	283,155
Yum China Holdings, Inc.	331,893	15,333,457
Yum! Brands, Inc.	178,279	19,730,137
Total		77,240,024
Household Durables 0.0%
Roku, Inc.(a)	10,210	924,822
Internet & Direct Marketing Retail 10.6%
Alibaba Group Holding Ltd., ADR(a)	443,002	75,066,689
Amazon.com, Inc.(a)	63,304	119,874,354
Booking Holdings, Inc.(a)	17,288	32,409,986
Etsy, Inc.(a)	16,460	1,010,150
Total		228,361,179
Specialty Retail 0.9%
AutoZone, Inc.(a)	3,320	3,650,241
Burlington Stores, Inc.(a)	829	141,054
Five Below, Inc.(a)	2,020	242,440
Home Depot, Inc. (The)	46,659	9,703,672
Lowe’s Companies, Inc.	12,980	1,309,812
O’Reilly Automotive, Inc.(a)	3,074	1,135,290
Ross Stores, Inc.	5,800	574,896
TJX Companies, Inc. (The)	37,030	1,958,147
Ulta Beauty, Inc.(a)	298	103,373
Total		18,818,925
Textiles, Apparel & Luxury Goods 2.4%
Canada Goose Holdings, Inc.(a)	467,068	18,089,544
Carter’s, Inc.	4,417	430,834
Columbia Sportswear Co.	1,640	164,262
lululemon athletica, Inc.(a)	7,910	1,425,461
Nike, Inc., Class B	370,073	31,067,628
Skechers U.S.A., Inc., Class A(a)	13,260	417,558
Total		51,595,287
Total Consumer Discretionary		406,309,084
Multi-Manager Growth Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.5%
Beverages 3.0%
Brown-Forman Corp., Class B	3,460	191,788
Coca-Cola Co. (The)	512,928	26,118,294
Monster Beverage Corp.(a)	521,836	33,308,792
PepsiCo, Inc.	35,950	4,714,123
Total		64,332,997
Food & Staples Retailing 0.2%
Costco Wholesale Corp.	16,771	4,431,905
Sprouts Farmers Market, Inc.(a)	10,470	197,778
Total		4,629,683
Food Products 1.1%
Danone SA, ADR	1,418,567	24,030,525
Hershey Co. (The)	1,450	194,343
Total		24,224,868
Household Products 2.0%
Church & Dwight Co., Inc.	20,000	1,461,200
Colgate-Palmolive Co.	245,429	17,589,897
Kimberly-Clark Corp.	180	23,990
Procter & Gamble Co. (The)	230,649	25,290,663
Total		44,365,750
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	4,680	856,955
Herbalife Nutrition Ltd.(a)	22,690	970,224
Nu Skin Enterprises, Inc., Class A	32,325	1,594,269
Total		3,421,448
Total Consumer Staples		140,974,746
Energy 1.4%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	319,313	12,689,499
Oil, Gas & Consumable Fuels 0.8%
Pioneer Natural Resources Co.	110,654	17,025,224
Total Energy		29,714,723
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.5%
Banks 0.1%
Synovus Financial Corp.	770	26,950
Western Alliance Bancorp(a)	44,835	2,005,021
Total		2,031,971
Capital Markets 4.7%
Charles Schwab Corp. (The)	547,145	21,989,758
Eaton Vance Corp.	24,140	1,041,158
Evercore, Inc., Class A	24,830	2,199,193
Factset Research Systems, Inc.	58,150	16,663,464
LPL Financial Holdings, Inc.	35,910	2,929,179
MarketAxess Holdings, Inc.	2,090	671,768
Moody’s Corp.	11,830	2,310,517
MSCI, Inc.	121,148	28,928,931
S&P Global, Inc.	21,270	4,845,093
SEI Investments Co.	371,394	20,835,204
TD Ameritrade Holding Corp.	3,300	164,736
Total		102,579,001
Consumer Finance 0.5%
American Express Co.	84,772	10,464,256
OneMain Holdings, Inc.	7,750	262,027
Total		10,726,283
Insurance 0.2%
Aon PLC	1,010	194,910
Brown & Brown, Inc.	34,540	1,157,090
Hanover Insurance Group, Inc. (The)	4,118	528,339
Kemper Corp.	21,322	1,839,875
Progressive Corp. (The)	9,820	784,913
Total		4,505,127
Total Financials		119,842,382
Health Care 18.4%
Biotechnology 5.0%
AbbVie, Inc.	23,420	1,703,103
Alexion Pharmaceuticals, Inc.(a)	209,862	27,487,725
Amgen, Inc.	71,940	13,257,103
Biogen, Inc.(a)	590	137,983
Exact Sciences Corp.(a)	213,782	25,234,827
Neurocrine Biosciences, Inc.(a)	1,540	130,022

2	Multi-Manager Growth Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.(a)	68,082	21,309,666
Sarepta Therapeutics, Inc.(a)	102,912	15,637,479
Vertex Pharmaceuticals, Inc.(a)	12,158	2,229,534
Total		107,127,442
Health Care Equipment & Supplies 5.0%
ABIOMED, Inc.(a)	4,096	1,066,967
Alcon, Inc.(a)	30,720	1,906,176
Align Technology, Inc.(a)	70,367	19,259,448
Baxter International, Inc.	830	67,977
Boston Scientific Corp.(a)	71,515	3,073,715
DexCom, Inc.(a)	6,310	945,490
Edwards Lifesciences Corp.(a)	130,584	24,124,088
IDEXX Laboratories, Inc.(a)	115,280	31,740,042
Intuitive Surgical, Inc.(a)	7,239	3,797,218
Masimo Corp.(a)	4,260	633,973
ResMed, Inc.	23,446	2,861,115
Stryker Corp.	6,176	1,269,662
Varian Medical Systems, Inc.(a)	130,212	17,725,760
West Pharmaceutical Services, Inc.	3,705	463,681
Total		108,935,312
Health Care Providers & Services 1.5%
Chemed Corp.	3,310	1,194,380
UnitedHealth Group, Inc.	130,293	31,792,795
Total		32,987,175
Health Care Technology 1.1%
Cerner Corp.	288,564	21,151,741
Veeva Systems Inc., Class A(a)	8,577	1,390,418
Total		22,542,159
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	6,895	514,850
Bruker Corp.	37,695	1,882,865
Charles River Laboratories International, Inc.(a)	2,680	380,292
Illumina, Inc.(a)	93,969	34,594,687
Mettler-Toledo International, Inc.(a)	2,508	2,106,720
Pra Health Sciences, Inc.(a)	829	82,195
Thermo Fisher Scientific, Inc.	8,206	2,409,938
Waters Corp.(a)	6,581	1,416,495
Total		43,388,042
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	582,292	26,406,942
Eli Lilly & Co.	16,231	1,798,232
Johnson & Johnson	8,370	1,165,774
Merck & Co., Inc.	166,602	13,969,578
Novartis AG, ADR	152,886	13,960,021
Novo Nordisk A/S, ADR	447,487	22,839,736
Zoetis, Inc.	25,145	2,853,706
Total		82,993,989
Total Health Care		397,974,119
Industrials 4.6%
Aerospace & Defense 0.8%
Boeing Co. (The)	16,394	5,967,580
Curtiss-Wright Corp.	20,830	2,648,118
HEICO Corp.	18,570	2,484,852
Hexcel Corp.	48,301	3,906,585
L3 Harris Technologies, Inc.	6,350	1,200,975
Lockheed Martin Corp.	1,360	494,414
Raytheon Co.	1,761	306,203
Total		17,008,727
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.	313,476	23,780,289
Building Products 0.2%
AO Smith Corp.	21,480	1,012,997
Armstrong World Industries, Inc.	25,850	2,512,620
Lennox International, Inc.	870	239,250
Total		3,764,867
Commercial Services & Supplies 0.1%
Cintas Corp.	1,460	346,444
Copart, Inc.(a)	13,730	1,026,180
Republic Services, Inc.	2,620	226,997
Rollins, Inc.	2,205	79,093
Waste Management, Inc.	12,225	1,410,398
Total		3,089,112
Construction & Engineering 0.0%
Quanta Services, Inc.	28,630	1,093,380

Multi-Manager Growth Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.2%
AMETEK, Inc.	25,460	2,312,786
Emerson Electric Co.	17,940	1,196,957
Rockwell Automation, Inc.	1,580	258,851
Total		3,768,594
Industrial Conglomerates 0.3%
3M Co.	8,512	1,475,470
Honeywell International, Inc.	19,894	3,473,294
Roper Technologies, Inc.	4,170	1,527,304
Total		6,476,068
Machinery 1.5%
Deere & Co.	134,743	22,328,263
Fortive Corp.	9,158	746,560
Gardner Denver Holdings, Inc.(a)	27,040	935,584
Graco, Inc.	11,336	568,840
IDEX Corp.	16,382	2,819,997
Illinois Tool Works, Inc.	17,260	2,602,981
Lincoln Electric Holdings, Inc.	25,140	2,069,525
Parker-Hannifin Corp.	100	17,001
Woodward, Inc.	6,660	753,646
Total		32,842,397
Professional Services 0.0%
Verisk Analytics, Inc.	6,630	971,030
Road & Rail 0.2%
Landstar System, Inc.	14,810	1,599,332
Union Pacific Corp.	12,315	2,082,589
Total		3,681,921
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.(a)	22,670	913,148
MSC Industrial Direct Co., Inc., Class A	19,690	1,462,179
United Rentals, Inc.(a)	330	43,768
W.W. Grainger, Inc.	741	198,759
Watsco, Inc.	4,080	667,202
Total		3,285,056
Total Industrials		99,761,441
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 32.9%
Communications Equipment 1.4%
Arista Networks, Inc.(a)	5,513	1,431,285
Cisco Systems, Inc.	545,420	29,850,836
Total		31,282,121
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	8,260	792,464
CDW Corp.	12,745	1,414,695
Cognex Corp.	302,519	14,514,862
FLIR Systems, Inc.	19,170	1,037,097
Jabil, Inc.	7,170	226,572
National Instruments Corp.	21,012	882,294
Total		18,867,984
IT Services 9.3%
Accenture PLC, Class A	15,352	2,836,589
Akamai Technologies, Inc.(a)	13,475	1,079,886
Automatic Data Processing, Inc.	55,994	9,257,488
Black Knight, Inc.(a)	19,770	1,189,165
Broadridge Financial Solutions, Inc.	6,515	831,835
Fidelity National Information Services, Inc.	7,054	865,385
Fiserv, Inc.(a)	18,260	1,664,582
FleetCor Technologies, Inc.(a)	7,150	2,008,077
Gartner, Inc.(a)	9,690	1,559,509
Global Payments, Inc.	2,870	459,573
GoDaddy, Inc., Class A(a)	5,510	386,527
Jack Henry & Associates, Inc.	9,947	1,332,102
MasterCard, Inc., Class A	41,430	10,959,478
Paychex, Inc.	12,530	1,031,094
PayPal Holdings, Inc.(a)	313,448	35,877,258
Square, Inc., Class A(a)	406,900	29,512,457
Total System Services, Inc.	12,685	1,627,105
VeriSign, Inc.(a)	8,792	1,838,935
Visa, Inc., Class A	551,493	95,711,610
Total		200,028,655

4	Multi-Manager Growth Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.6%
Analog Devices, Inc.	10,520	1,187,392
Applied Materials, Inc.	559,270	25,116,816
Broadcom, Inc.	3,930	1,131,290
Cypress Semiconductor Corp.	13,720	305,133
KLA-Tencor Corp.	1,280	151,296
Lam Research Corp.	8,240	1,547,802
Maxim Integrated Products, Inc.	21,700	1,298,094
MKS Instruments, Inc.	4,130	321,686
Monolithic Power Systems, Inc.	3,690	501,028
NVIDIA Corp.	332,511	54,608,281
ON Semiconductor Corp.(a)	12,260	247,775
QUALCOMM, Inc.	362,033	27,539,850
Teradyne, Inc.	12,960	620,914
Texas Instruments, Inc.	44,431	5,098,901
Universal Display Corp.	2,390	449,463
Xilinx, Inc.	6,280	740,538
Total		120,866,259
Software 14.2%
Adobe, Inc.(a)	131,107	38,630,678
Alteryx, Inc., Class A(a)	540	58,925
ANSYS, Inc.(a)	6,840	1,400,969
Aspen Technology, Inc.(a)	450	55,926
Atlassian Corp. PLC, Class A(a)	3,530	461,865
Autodesk, Inc.(a)	231,268	37,673,557
Cadence Design Systems, Inc.(a)	51,945	3,678,225
Citrix Systems, Inc.	20,753	2,036,699
Fair Isaac Corp.(a)	4,664	1,464,589
Fortinet, Inc.(a)	9,340	717,592
HubSpot, Inc.(a)	740	126,185
Intuit, Inc.	13,824	3,612,626
LogMeIn, Inc.	10,650	784,692
Microsoft Corp.	500,674	67,070,289
Oracle Corp.	834,176	47,523,007
Palo Alto Networks, Inc.(a)	8,298	1,690,800
Paycom Software, Inc.(a)	3,130	709,634
Proofpoint, Inc.(a)	4,150	499,038
Red Hat, Inc.(a)	8,515	1,598,776
RingCentral, Inc., Class A(a)	2,100	241,332
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce.com, Inc.(a)	225,465	34,209,804
ServiceNow, Inc.(a)	117,416	32,238,911
Splunk, Inc.(a)	186,864	23,498,148
Teradata Corp.(a)	13,170	472,145
Trade Desk, Inc. (The), Class A(a)	9,290	2,116,076
Tyler Technologies, Inc.(a)	4,030	870,561
VMware, Inc., Class A	3,780	632,054
Workday, Inc., Class A(a)	4,702	966,637
Zscaler, Inc.(a)	23,540	1,804,106
Total		306,843,846
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	158,365	31,343,601
Dell Technologies, Inc.(a)	7,505	381,254
NetApp, Inc.	3,710	228,907
Total		31,953,762
Total Information Technology		709,842,627
Materials 0.1%
Chemicals 0.1%
Linde PLC	243	48,794
Scotts Miracle-Gro Co. (The), Class A	470	46,295
Sherwin-Williams Co. (The)	1,540	705,767
WR Grace & Co.	7,920	602,791
Total		1,403,647
Metals & Mining 0.0%
Southern Copper Corp.	17,060	662,781
Total Materials		2,066,428
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
American Tower Corp.	23,260	4,755,507
Coresite Realty Corp.	1,420	163,541
Crown Castle International Corp.	4,340	565,719
CubeSmart	10,720	358,477
Equinix, Inc.	740	373,175
Equity LifeStyle Properties, Inc.	635	77,051
Hudson Pacific Properties, Inc.	38,210	1,271,247
Life Storage, Inc.	6,020	572,381
SBA Communications Corp.(a)	8,869	1,994,106

Multi-Manager Growth Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Simon Property Group, Inc.	3,411	544,941
Taubman Centers, Inc.	24,155	986,249
Total		11,662,394
Total Real Estate		11,662,394
Total Common Stocks (Cost $1,543,190,240)		2,141,816,711

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	17,926,589	17,924,796
Total Money Market Funds (Cost $17,924,880)		17,924,796
Total Investments in Securities (Cost: $1,561,115,120)		2,159,741,507
Other Assets & Liabilities, Net		1,129,696
Net Assets		2,160,871,203
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	12,497,720	137,632,323	(132,203,454)	17,926,589	77	(84)	143,807	17,924,796
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
6	Multi-Manager Growth Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	223,668,767	—	—	—	223,668,767
Consumer Discretionary	406,309,084	—	—	—	406,309,084
Consumer Staples	116,944,221	24,030,525	—	—	140,974,746
Energy	29,714,723	—	—	—	29,714,723
Financials	119,842,382	—	—	—	119,842,382
Health Care	397,974,119	—	—	—	397,974,119
Industrials	99,761,441	—	—	—	99,761,441
Information Technology	709,842,627	—	—	—	709,842,627
Materials	2,066,428	—	—	—	2,066,428
Real Estate	11,662,394	—	—	—	11,662,394
Total Common Stocks	2,117,786,186	24,030,525	—	—	2,141,816,711
Money Market Funds	—	—	—	17,924,796	17,924,796
Total Investments in Securities	2,117,786,186	24,030,525	—	17,924,796	2,159,741,507
See the Portfolio of Investments for all investment classifications not indicated in the table.
Multi-Manager Growth Strategies Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
8	Multi-Manager Growth Strategies Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	69,101	304,737
Total Alternative Strategies Funds (Cost $328,471)		304,737

Exchange-Traded Funds 11.8%

iShares JPMorgan USD Emerging Markets Bond ETF	1,385	156,907
iShares TIPS Bond ETF	2,658	306,972
iShares U.S. Real Estate ETF	3,520	307,331
Vanguard Mortgage-Backed Securities ETF	2,900	153,207
Total Exchange-Traded Funds (Cost $888,364)		924,417

Multi-Asset/Tactical Strategies Funds 80.7%

Columbia Solutions Aggressive Portfolio(a)	91,589	978,167
Columbia Solutions Conservative Portfolio(a)	506,440	5,332,817
Total Multi-Asset/Tactical Strategies Funds (Cost $5,969,720)		6,310,984

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(b)	293,784	293,754
Total Money Market Funds (Cost $293,754)		293,754
Total Investments in Securities (Cost: $7,480,309)		7,833,892
Other Assets & Liabilities, Net		(11,966)
Net Assets		7,821,926
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	102,780	2,257	(35,936)	69,101	—	(44,560)	36,473	—	304,737
Columbia Short-Term Cash Fund, 2.433%
	305,155	322,964	(334,335)	293,784	—	2	—	709	293,754
Columbia Solutions Aggressive Portfolio
	93,945	3,018	(5,374)	91,589	—	2,730	51,517	—	978,167
Columbia Solutions Conservative Portfolio
	503,642	4,977	(2,179)	506,440	—	356	145,472	—	5,332,817
Total					—	(41,472)	233,462	709	6,909,475

(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2020 Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	304,737	—	—	—	304,737
Exchange-Traded Funds	924,417	—	—	—	924,417
Multi-Asset/Tactical Strategies Funds	—	—	—	6,310,984	6,310,984
Money Market Funds	—	—	—	293,754	293,754
Total Investments in Securities	1,229,154	—	—	6,604,738	7,833,892
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
2	Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	32,141	141,742
Total Alternative Strategies Funds (Cost $152,379)		141,742

Exchange-Traded Funds 11.8%

iShares JPMorgan USD Emerging Markets Bond ETF	644	72,959
iShares TIPS Bond ETF	1,237	142,861
iShares U.S. Real Estate ETF	1,637	142,926
Vanguard Mortgage-Backed Securities ETF	1,349	71,268
Total Exchange-Traded Funds (Cost $411,655)		430,014

Multi-Asset/Tactical Strategies Funds 80.7%

Columbia Solutions Aggressive Portfolio(a)	74,840	799,285
Columbia Solutions Conservative Portfolio(a)	204,377	2,152,093
Total Multi-Asset/Tactical Strategies Funds (Cost $2,792,264)		2,951,378

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(b)	143,260	143,246
Total Money Market Funds (Cost $143,246)		143,246
Total Investments in Securities (Cost: $3,499,544)		3,666,380
Other Assets & Liabilities, Net		(12,188)
Net Assets		3,654,192
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	47,677	1,464	(17,000)	32,141	—	(21,081)	17,289	—	141,742
Columbia Short-Term Cash Fund, 2.433%
	170,520	173,465	(200,725)	143,260	—	1	—	346	143,246
Columbia Solutions Aggressive Portfolio
	76,096	2,020	(3,276)	74,840	—	1,680	42,085	—	799,285
Columbia Solutions Conservative Portfolio
	201,621	4,731	(1,975)	204,377	—	(108)	58,621	—	2,152,093
Total					—	(19,508)	117,995	346	3,236,366

(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2025 Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2025 Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	141,742	—	—	—	141,742
Exchange-Traded Funds	430,014	—	—	—	430,014
Multi-Asset/Tactical Strategies Funds	—	—	—	2,951,378	2,951,378
Money Market Funds	—	—	—	143,246	143,246
Total Investments in Securities	571,756	—	—	3,094,624	3,666,380
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Adaptive Retirement 2025 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	10,650	46,968
Total Alternative Strategies Funds (Cost $49,938)		46,968

Exchange-Traded Funds 11.7%

iShares JPMorgan USD Emerging Markets Bond ETF	214	24,244
iShares TIPS Bond ETF	410	47,351
iShares U.S. Real Estate ETF	543	47,409
Vanguard Mortgage-Backed Securities ETF	447	23,615
Total Exchange-Traded Funds (Cost $137,371)		142,619

Multi-Asset/Tactical Strategies Funds 81.1%

Columbia Solutions Aggressive Portfolio(a)	38,834	414,754
Columbia Solutions Conservative Portfolio(a)	54,254	571,291
Total Multi-Asset/Tactical Strategies Funds (Cost $926,429)		986,045

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(b)	52,739	52,734
Total Money Market Funds (Cost $52,733)		52,734
Total Investments in Securities (Cost: $1,166,471)		1,228,366
Other Assets & Liabilities, Net		(12,658)
Net Assets		1,215,708
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	15,584	922	(5,856)	10,650	—	(7,261)	5,984	—	46,968
Columbia Short-Term Cash Fund, 2.433%
	52,252	103,625	(103,138)	52,739	—	1	—	126	52,734
Columbia Solutions Aggressive Portfolio
	38,636	1,299	(1,101)	38,834	—	371	21,813	—	414,754
Columbia Solutions Conservative Portfolio
	52,358	3,429	(1,533)	54,254	—	19	15,480	—	571,291
Total					—	(6,870)	43,277	126	1,085,747

(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2030 Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	46,968	—	—	—	46,968
Exchange-Traded Funds	142,619	—	—	—	142,619
Multi-Asset/Tactical Strategies Funds	—	—	—	986,045	986,045
Money Market Funds	—	—	—	52,734	52,734
Total Investments in Securities	189,587	—	—	1,038,779	1,228,366
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	9,610	42,381
Total Alternative Strategies Funds (Cost $44,781)		42,381

Exchange-Traded Funds 11.7%

iShares JPMorgan USD Emerging Markets Bond ETF	193	21,865
iShares TIPS Bond ETF	370	42,731
iShares U.S. Real Estate ETF	490	42,782
Vanguard Mortgage-Backed Securities ETF	404	21,343
Total Exchange-Traded Funds (Cost $123,305)		128,721

Multi-Asset/Tactical Strategies Funds 81.3%

Columbia Solutions Aggressive Portfolio(a)	49,761	531,447
Columbia Solutions Conservative Portfolio(a)	34,687	365,256
Total Multi-Asset/Tactical Strategies Funds (Cost $843,905)		896,703

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(b)	49,793	49,788
Total Money Market Funds (Cost $49,788)		49,788
Total Investments in Securities (Cost: $1,061,779)		1,117,593
Other Assets & Liabilities, Net		(14,838)
Net Assets		1,102,755
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,509	1,481	(5,380)	9,610	—	(6,671)	5,435	—	42,381
Columbia Short-Term Cash Fund, 2.433%
	67,378	120,385	(137,970)	49,793	—	1	—	119	49,788
Columbia Solutions Aggressive Portfolio
	47,133	3,624	(996)	49,761	—	122	27,422	—	531,447
Columbia Solutions Conservative Portfolio
	31,957	4,092	(1,362)	34,687	—	(47)	9,755	—	365,256
Total					—	(6,595)	42,612	119	988,872

(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2035 Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2035 Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	42,381	—	—	—	42,381
Exchange-Traded Funds	128,721	—	—	—	128,721
Multi-Asset/Tactical Strategies Funds	—	—	—	896,703	896,703
Money Market Funds	—	—	—	49,788	49,788
Total Investments in Securities	171,102	—	—	946,491	1,117,593
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
8	Columbia Adaptive Retirement 2035 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	9,786	43,155
Total Alternative Strategies Funds (Cost $46,292)		43,155

Exchange-Traded Funds 11.6%

iShares JPMorgan USD Emerging Markets Bond ETF	196	22,205
iShares TIPS Bond ETF	376	43,424
iShares U.S. Real Estate ETF	498	43,481
Vanguard Mortgage-Backed Securities ETF	410	21,660
Total Exchange-Traded Funds (Cost $126,085)		130,770

Multi-Asset/Tactical Strategies Funds 81.0%

Columbia Solutions Aggressive Portfolio(a)	65,681	701,479
Columbia Solutions Conservative Portfolio(a)	20,385	214,653
Total Multi-Asset/Tactical Strategies Funds (Cost $854,068)		916,132

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(b)	51,094	51,088
Total Money Market Funds (Cost $51,088)		51,088
Total Investments in Securities (Cost: $1,077,533)		1,141,145
Other Assets & Liabilities, Net		(10,130)
Net Assets		1,131,015
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	14,083	507	(4,804)	9,786	—	(5,958)	4,859	—	43,155
Columbia Short-Term Cash Fund, 2.433%
	47,862	70,277	(67,045)	51,094	—	1	—	114	51,088
Columbia Solutions Aggressive Portfolio
	63,510	4,111	(1,940)	65,681	—	815	37,353	—	701,479
Columbia Solutions Conservative Portfolio
	19,165	1,930	(710)	20,385	—	39	5,753	—	214,653
Total					—	(5,103)	47,965	114	1,010,375

(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2040 Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	43,155	—	—	—	43,155
Exchange-Traded Funds	130,770	—	—	—	130,770
Multi-Asset/Tactical Strategies Funds	—	—	—	916,132	916,132
Money Market Funds	—	—	—	51,088	51,088
Total Investments in Securities	173,925	—	—	967,220	1,141,145
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
10	Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	9,117	40,207
Total Alternative Strategies Funds (Cost $42,558)		40,207

Exchange-Traded Funds 11.6%

iShares JPMorgan USD Emerging Markets Bond ETF	183	20,732
iShares TIPS Bond ETF	351	40,537
iShares U.S. Real Estate ETF	465	40,599
Vanguard Mortgage-Backed Securities ETF	383	20,234
Total Exchange-Traded Funds (Cost $116,773)		122,102

Multi-Asset/Tactical Strategies Funds 81.1%

Columbia Solutions Aggressive Portfolio(a)	73,556	785,583
Columbia Solutions Conservative Portfolio(a)	6,810	71,703
Total Multi-Asset/Tactical Strategies Funds (Cost $798,862)		857,286

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(b)	51,689	51,684
Total Money Market Funds (Cost $51,684)		51,684
Total Investments in Securities (Cost: $1,009,877)		1,071,279
Other Assets & Liabilities, Net		(14,843)
Net Assets		1,056,436
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,484	883	(5,250)	9,117	—	(6,511)	5,385	—	40,207
Columbia Short-Term Cash Fund, 2.433%
	65,198	69,136	(82,645)	51,689	—	1	—	121	51,684
Columbia Solutions Aggressive Portfolio
	72,550	2,506	(1,500)	73,556	—	120	41,317	—	785,583
Columbia Solutions Conservative Portfolio
	6,794	299	(283)	6,810	—	(20)	1,974	—	71,703
Total					—	(6,410)	48,676	121	949,177

(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2045 Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2045 Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	40,207	—	—	—	40,207
Exchange-Traded Funds	122,102	—	—	—	122,102
Multi-Asset/Tactical Strategies Funds	—	—	—	857,286	857,286
Money Market Funds	—	—	—	51,684	51,684
Total Investments in Securities	162,309	—	—	908,970	1,071,279
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
12	Columbia Adaptive Retirement 2045 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	9,135	40,284
Total Alternative Strategies Funds (Cost $42,648)		40,284

Exchange-Traded Funds 11.5%

iShares JPMorgan USD Emerging Markets Bond ETF	183	20,732
iShares TIPS Bond ETF	352	40,653
iShares U.S. Real Estate ETF	466	40,686
Vanguard Mortgage-Backed Securities ETF	384	20,287
Total Exchange-Traded Funds (Cost $117,770)		122,358

Multi-Asset/Tactical Strategies Funds 81.2%

Columbia Solutions Aggressive Portfolio(a)	80,670	861,561
Total Multi-Asset/Tactical Strategies Funds (Cost $797,534)		861,561

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(b)	49,724	49,719
Total Money Market Funds (Cost $49,719)		49,719
Total Investments in Securities (Cost: $1,007,671)		1,073,922
Other Assets & Liabilities, Net		(12,621)
Net Assets		1,061,301
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,813	617	(5,295)	9,135	—	(6,567)	5,425	—	40,284
Columbia Short-Term Cash Fund, 2.433%
	42,947	66,519	(59,742)	49,724	—	1	—	108	49,719
Columbia Solutions Aggressive Portfolio
	81,391	1,057	(1,778)	80,670	—	561	45,096	—	861,561
Total					—	(6,005)	50,521	108	951,564

(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2050 Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	40,284	—	—	—	40,284
Exchange-Traded Funds	122,358	—	—	—	122,358
Multi-Asset/Tactical Strategies Funds	—	—	—	861,561	861,561
Money Market Funds	—	—	—	49,719	49,719
Total Investments in Securities	162,642	—	—	911,280	1,073,922
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
14	Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	9,110	40,177
Total Alternative Strategies Funds (Cost $42,467)		40,177

Exchange-Traded Funds 11.5%

iShares JPMorgan USD Emerging Markets Bond ETF	183	20,732
iShares TIPS Bond ETF	351	40,537
iShares U.S. Real Estate ETF	464	40,512
Vanguard Mortgage-Backed Securities ETF	383	20,234
Total Exchange-Traded Funds (Cost $116,676)		122,015

Multi-Asset/Tactical Strategies Funds 81.2%

Columbia Solutions Aggressive Portfolio(a)	80,505	859,799
Total Multi-Asset/Tactical Strategies Funds (Cost $799,374)		859,799

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(b)	51,263	51,257
Total Money Market Funds (Cost $51,257)		51,257
Total Investments in Securities (Cost: $1,009,774)		1,073,248
Other Assets & Liabilities, Net		(14,845)
Net Assets		1,058,403
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,480	913	(5,283)	9,110	—	(6,551)	5,421	—	40,177
Columbia Short-Term Cash Fund, 2.433%
	64,292	71,403	(84,432)	51,263	—	1	—	116	51,257
Columbia Solutions Aggressive Portfolio
	79,431	2,861	(1,787)	80,505	—	125	45,213	—	859,799
Total					—	(6,425)	50,634	116	951,233

(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Adaptive Retirement 2055 Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2055 Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	40,177	—	—	—	40,177
Exchange-Traded Funds	122,015	—	—	—	122,015
Multi-Asset/Tactical Strategies Funds	—	—	—	859,799	859,799
Money Market Funds	—	—	—	51,257	51,257
Total Investments in Securities	162,192	—	—	911,056	1,073,248
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
16	Columbia Adaptive Retirement 2055 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	9,195	40,550
Total Alternative Strategies Funds (Cost $42,924)		40,550

Exchange-Traded Funds 11.5%

iShares JPMorgan USD Emerging Markets Bond ETF	185	20,959
iShares TIPS Bond ETF	354	40,884
iShares U.S. Real Estate ETF	469	40,948
Vanguard Mortgage-Backed Securities ETF	386	20,392
Total Exchange-Traded Funds (Cost $118,570)		123,183

Multi-Asset/Tactical Strategies Funds 81.2%

Columbia Solutions Aggressive Portfolio(a)	81,575	871,222
Total Multi-Asset/Tactical Strategies Funds (Cost $806,803)		871,222

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(b)	49,985	49,980
Total Money Market Funds (Cost $49,980)		49,980
Total Investments in Securities (Cost: $1,018,277)		1,084,935
Other Assets & Liabilities, Net		(12,663)
Net Assets		1,072,272
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,903	621	(5,329)	9,195	—	(6,609)	5,460	—	40,550
Columbia Short-Term Cash Fund, 2.433%
	45,164	66,835	(62,014)	49,985	—	1	—	109	49,980
Columbia Solutions Aggressive Portfolio
	81,919	1,438	(1,782)	81,575	—	562	45,404	—	871,222
Total					—	(6,046)	50,864	109	961,752

(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2060 Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	40,550	—	—	—	40,550
Exchange-Traded Funds	123,183	—	—	—	123,183
Multi-Asset/Tactical Strategies Funds	—	—	—	871,222	871,222
Money Market Funds	—	—	—	49,980	49,980
Total Investments in Securities	163,733	—	—	921,202	1,084,935
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
18	Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Solutions Aggressive Portfolio, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 17.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.7%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	38,000	46,530
Belgium 0.4%
Kingdom of Belgium Government Bond(c)
06/22/2027	0.800%	EUR	25,000	30,563
Canada 1.0%
Canadian Government Bond
06/01/2027	1.000%	CAD	47,000	34,708
06/01/2028	2.000%	CAD	41,000	32,728
Total				67,436
France 3.4%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	73,000	103,696
11/25/2028	0.750%	EUR	47,000	57,533
05/25/2045	3.250%	EUR	19,000	34,181
05/25/2048	2.000%	EUR	24,000	35,134
Total				230,544
Italy 2.1%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2028	4.750%	EUR	68,000	96,103
09/01/2046	3.250%	EUR	37,000	45,021
Total				141,124
Japan 5.5%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	18,000,000	171,588
Japan Government 30-Year Bond
03/20/2048	0.800%	JPY	7,900,000	82,303
06/20/2048	0.700%	JPY	4,350,000	44,236
09/20/2048	0.900%	JPY	3,800,000	40,521
03/20/2049	0.500%	JPY	4,050,000	39,012
Total				377,660
Netherlands 0.9%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	50,000	60,588
New Zealand 1.3%
New Zealand Government Bond
04/15/2025	2.750%	NZD	68,000	49,466
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand Government Bond(c)
04/15/2027	4.500%	NZD	48,000	39,544
Total				89,010
South Africa 1.4%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,150,000	92,514
United Kingdom 1.0%
United Kingdom Gilt(c)
01/22/2045	3.500%	GBP	37,000	67,274
Total Foreign Government Obligations (Cost $1,141,313)				1,203,243

U.S. Treasury Obligations 23.5%

U.S. Treasury
11/30/2024	2.125%		112,000	113,916
08/15/2027	2.250%		211,000	216,110
11/15/2027	2.250%		188,000	192,465
02/15/2028	2.750%		180,000	191,391
05/15/2028	2.875%		174,000	186,860
11/15/2028	3.125%		236,000	258,862
02/15/2029	2.625%		222,000	234,106
05/15/2029	2.375%		201,000	207,721
Total U.S. Treasury Obligations (Cost $1,535,167)				1,601,431

Money Market Funds 53.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(d),(e)	3,636,300	3,635,936
Total Money Market Funds (Cost $3,635,969)		3,635,936
Total Investments in Securities (Cost: $6,312,449)		6,440,610
Other Assets & Liabilities, Net		376,370
Net Assets		6,816,980
At June 30, 2019, securities and/or cash totaling $370,309 were pledged as collateral.
Columbia Solutions Aggressive Portfolio | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
357,000 GBP	453,469 USD	HSBC	07/30/2019	—	(563)
91,202,000 JPY	850,223 USD	HSBC	07/30/2019	2,416	—
138,000 NOK	16,142 USD	HSBC	07/30/2019	—	(51)
132,000 NZD	87,054 USD	HSBC	07/30/2019	—	(1,683)
468,000 SEK	49,895 USD	HSBC	07/30/2019	—	(614)
37,000 SGD	27,310 USD	HSBC	07/30/2019	—	(52)
575 USD	11,000 MXN	HSBC	07/30/2019	—	(5)
234 USD	2,000 NOK	HSBC	07/30/2019	1	—
1,596 USD	6,000 PLN	HSBC	07/30/2019	13	—
746 USD	7,000 SEK	HSBC	07/30/2019	9	—
2,174,000 ZAR	151,827 USD	HSBC	07/30/2019	—	(1,972)
204,000 AUD	141,547 USD	Morgan Stanley	07/30/2019	—	(1,817)
75,000 CAD	56,964 USD	Morgan Stanley	07/30/2019	—	(347)
174,000 CHF	177,441 USD	Morgan Stanley	07/30/2019	—	(1,290)
217,000 DKK	32,932 USD	Morgan Stanley	07/30/2019	—	(211)
1,069,043 EUR	1,211,685 USD	Morgan Stanley	07/30/2019	—	(6,836)
90,608 USD	80,000 EUR	Morgan Stanley	07/30/2019	578	—
50,830 USD	40,000 GBP	Morgan Stanley	07/30/2019	42	—
59,793 USD	856,000 ZAR	Morgan Stanley	07/30/2019	765	—
Total				3,824	(15,441)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	3	09/2019	JPY	46,170,000	1,021	—
Australian 10-Year Bond	1	09/2019	AUD	143,650	1,224	—
Euro-BTP	1	09/2019	EUR	134,300	5,729	—
Long Gilt	1	09/2019	GBP	130,300	2,856	—
MSCI EAFE Index Future	21	09/2019	USD	2,019,465	55,618	—
MSCI Emerging Markets Index	15	09/2019	USD	790,050	35,362	—
S&P 500 E-mini	26	09/2019	USD	3,827,460	64,091	—
S&P/TSX 60 Index	1	09/2019	CAD	195,540	596	—
U.S. Treasury 10-Year Note	8	09/2019	USD	1,023,750	22,390	—
U.S. Treasury 5-Year Note	3	09/2019	USD	354,469	3,588	—
U.S. Treasury Ultra 10-Year Note	2	09/2019	USD	276,250	8,855	—
Total					201,330	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.260	USD	673,000	13,771	—	—	13,771	—
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.260	USD	25,000	(29)	—	—	—	(29)
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	0.547	USD	392,000	2,233	—	—	2,233	—
Total								15,975	—	—	16,004	(29)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
2	Columbia Solutions Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $616,167, which represents 9.04% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	3,456,754	3,060,012	(2,880,466)	3,636,300	(16)	6	23,990	3,635,936
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Solutions Aggressive Portfolio | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,203,243	—	—	1,203,243
U.S. Treasury Obligations	1,601,431	—	—	—	1,601,431
Money Market Funds	—	—	—	3,635,936	3,635,936
Total Investments in Securities	1,601,431	1,203,243	—	3,635,936	6,440,610
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,824	—	—	3,824
Futures Contracts	201,330	—	—	—	201,330
Swap Contracts	—	16,004	—	—	16,004
Liability
Forward Foreign Currency Exchange Contracts	—	(15,441)	—	—	(15,441)
Swap Contracts	—	(29)	—	—	(29)
Total	1,802,761	1,207,601	—	3,635,936	6,646,298
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Solutions Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments
Columbia Solutions Conservative Portfolio, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 12.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.4%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	28,000	34,285
Belgium 0.3%
Kingdom of Belgium Government Bond(c)
06/22/2027	0.800%	EUR	20,000	24,450
Canada 0.6%
Canadian Government Bond
06/01/2027	1.000%	CAD	35,000	25,846
06/01/2028	2.000%	CAD	33,000	26,342
Total				52,188
France 2.5%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	74,000	105,117
11/25/2028	0.750%	EUR	48,000	58,757
05/25/2045	3.250%	EUR	16,000	28,784
05/25/2048	2.000%	EUR	16,000	23,422
Total				216,080
Italy 1.6%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2028	4.750%	EUR	62,000	87,624
09/01/2046	3.250%	EUR	24,000	29,202
03/01/2047	2.700%	EUR	23,000	25,495
Total				142,321
Japan 3.1%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	9,500,000	90,560
Japan Government 30-Year Bond
03/20/2048	0.800%	JPY	5,950,000	61,988
06/20/2048	0.700%	JPY	3,750,000	38,134
09/20/2048	0.900%	JPY	3,000,000	31,990
03/20/2049	0.500%	JPY	5,200,000	50,090
Total				272,762
Netherlands 0.6%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	43,000	52,106
New Zealand 1.0%
New Zealand Government Bond
04/15/2025	2.750%	NZD	69,000	50,193
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand Government Bond(c)
04/15/2027	4.500%	NZD	49,000	40,368
Total				90,561
South Africa 1.1%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,200,000	96,537
United Kingdom 1.7%
United Kingdom Gilt(c)
06/07/2032	4.250%	GBP	22,000	38,657
01/22/2044	3.250%	GBP	25,000	43,413
01/22/2045	3.500%	GBP	34,000	61,820
Total				143,890
Total Foreign Government Obligations (Cost $1,073,542)				1,125,180

U.S. Treasury Obligations 21.4%

U.S. Treasury
11/30/2024	2.125%		241,000	245,123
08/15/2027	2.250%		154,000	157,730
11/15/2027	2.250%		151,000	154,586
02/15/2028	2.750%		155,000	164,809
05/15/2028	2.875%		185,000	198,673
11/15/2028	3.125%		305,000	334,547
02/15/2029	2.625%		300,000	316,359
05/15/2029	2.375%		281,000	290,396
Total U.S. Treasury Obligations (Cost $1,798,466)				1,862,223

Money Market Funds 63.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(d),(e)	5,552,803	5,552,248
Total Money Market Funds (Cost $5,552,399)		5,552,248
Total Investments in Securities (Cost: $8,424,407)		8,539,651
Other Assets & Liabilities, Net		178,042
Net Assets		8,717,693
At June 30, 2019, securities and/or cash totaling $179,671 were pledged as collateral.
Columbia Solutions Conservative Portfolio | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
161,000 GBP	204,506 USD	HSBC	07/30/2019	—	(254)
46,326,000 JPY	431,870 USD	HSBC	07/30/2019	1,227	—
60,000 NOK	7,018 USD	HSBC	07/30/2019	—	(22)
136,000 NZD	89,692 USD	HSBC	07/30/2019	—	(1,734)
156,000 SEK	16,631 USD	HSBC	07/30/2019	—	(205)
17,000 SGD	12,548 USD	HSBC	07/30/2019	—	(24)
314 USD	6,000 MXN	HSBC	07/30/2019	—	(3)
1,595 USD	6,000 PLN	HSBC	07/30/2019	13	—
640 USD	6,000 SEK	HSBC	07/30/2019	8	—
1,762,000 ZAR	123,054 USD	HSBC	07/30/2019	—	(1,598)
70,000 AUD	48,570 USD	Morgan Stanley	07/30/2019	—	(624)
55,000 CAD	41,774 USD	Morgan Stanley	07/30/2019	—	(254)
58,000 CHF	59,147 USD	Morgan Stanley	07/30/2019	—	(430)
72,000 DKK	10,927 USD	Morgan Stanley	07/30/2019	—	(70)
643,000 EUR	728,795 USD	Morgan Stanley	07/30/2019	—	(4,112)
82,000 GBP	104,202 USD	Morgan Stanley	07/30/2019	—	(85)
62,293 USD	55,000 EUR	Morgan Stanley	07/30/2019	397	—
48,289 USD	38,000 GBP	Morgan Stanley	07/30/2019	40	—
27,032 USD	387,000 ZAR	Morgan Stanley	07/30/2019	346	—
Total				2,031	(9,415)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	3	09/2019	JPY	46,170,000	1,030	—
Australian 10-Year Bond	1	09/2019	AUD	143,650	1,224	—
Euro-BTP	1	09/2019	EUR	134,300	5,214	—
MSCI EAFE Index Future	7	09/2019	USD	673,155	18,539	—
MSCI Emerging Markets Index	5	09/2019	USD	263,350	11,787	—
S&P 500 E-mini	8	09/2019	USD	1,177,680	19,720	—
S&P/TSX 60 Index	1	09/2019	CAD	195,540	596	—
U.S. Treasury 10-Year Note	11	09/2019	USD	1,407,656	26,041	—
U.S. Treasury 5-Year Note	2	09/2019	USD	236,313	3,981	—
U.S. Treasury Ultra 10-Year Note	1	09/2019	USD	138,125	4,428	—
Total					92,560	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz	(1)	09/2019	EUR	(112,285)	—	(249)
Short Term Euro-BTP	(1)	09/2019	EUR	(111,500)	—	(1,443)
Total					—	(1,692)

2	Columbia Solutions Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2019 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.260	USD	897,000	18,319	—	—	18,319	—
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.260	USD	25,000	(29)	—	—	—	(29)
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	0.547	USD	520,000	2,959	—	—	2,959	—
Total								21,249	—	—	21,278	(29)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $653,500, which represents 7.50% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	5,780,090	1,780,092	(2,007,379)	5,552,803	(55)	57	37,427	5,552,248
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Columbia Solutions Conservative Portfolio | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2019 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,125,180	—	—	1,125,180
U.S. Treasury Obligations	1,862,223	—	—	—	1,862,223
Money Market Funds	—	—	—	5,552,248	5,552,248
Total Investments in Securities	1,862,223	1,125,180	—	5,552,248	8,539,651
Investments in Derivatives
4	Columbia Solutions Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	2,031	—	—	2,031
Futures Contracts	92,560	—	—	—	92,560
Swap Contracts	—	21,278	—	—	21,278
Liability
Forward Foreign Currency Exchange Contracts	—	(9,415)	—	—	(9,415)
Futures Contracts	(1,692)	—	—	—	(1,692)
Swap Contracts	—	(29)	—	—	(29)
Total	1,953,091	1,139,045	—	5,552,248	8,644,384
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Solutions Conservative Portfolio | Quarterly Report 2019	5